COMBINED/CONSOLIDATED BALANCE SHEETS - 10-K (Parenthetical) - $ / shares	Jun. 30, 2024	Apr. 01, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, shares authorized (in shares)	1,250,000,000	1,250,000,000	64,361,693,000	64,361,693,000
Common stock, par value (in us dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	152,399,733		128,723,386	128,723,386
Common stock, shares outstanding (in shares)	152,399,733		128,723,386	128,723,386